Customer Financing	12 Months Ended
Dec. 31, 2024
Text Block 1 [Abstract]
Customer Financing
9.	CUSTOMER FINANCING
See accounting policy in Note 2.3.3.

	12.31.2024	12.31.2023
Aircraft	21.4	41.0
Spare parts	31.1	29.8

	52.5	70.8
Fair value adjustment	(11.4)	(4.6)
Expected credit losses	(8.7)	(3.4)

	32.4	62.8

Current	12.2	8.4
Non-current	20.2	54.4
There are no overdue balances of customer financing as of December 31, 2024.
The change in allowance for expected credit losses was as follows:

	12.31.2024	12.31.2023	12.31.2022
Beginning balance	(3.4)	(24.0)	(5.7)
(Additions)/Reversal	(5.3)	20.6	(18.3)

Ending balance	(8.7)	(3.4)	(24.0)

Based on the Company’s assessment, the highest risk rating for financing customers is CC, with a maximum expected credit loss of
81.7
% in the period.
For additional information on measurement of expected credit losses, see Note 27.1.3.
As of December 31, 2024, the maturity schedule for
non-current
customer financing balance is as follows:

Year
2026	7.5
2027	7.2
2028	2.0
Thereafter	3.5

20.2